Commitments and Contingencies - Narrative (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended	62 Months Ended
	Dec. 12, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Oct. 01, 2024	Jun. 30, 2025	Dec. 31, 2023	Apr. 22, 2020
Commitments and Contingencies Disclosure [Abstract]
Guaranty amount								$ 5,000
Amounts paid under the guaranty					$ 0	$ 0
Interest paid under the guaranty					$ 0	0
Principal outstanding under the guaranty		$ 0	$ 0	$ 0		$ 0	$ 0
License agreement, transfer fee	$ 500
License agreement, upfront fee	500
License agreement, semi-annual fee	$ 65
License agreement, semi-annual fee expensed		$ 65	$ 11	$ 33